Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Tabular disclosure (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 110,089	€ 105,266
Effect of discount/financing rates	(23,085)	(22,155)
Anticipated future cash flows, net	87,004	83,111
Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	31,106	25,687
In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,858	8,269
In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,163	8,464
In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,526	4,580
In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,523	7,023
In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	47,913	51,243
Trade payables and other financial liabilities
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	16,913	15,353
Effect of discount/financing rates	(1)	(2)
Anticipated future cash flows, net	16,912	15,351
Trade payables and other financial liabilities | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	16,884	15,304
Trade payables and other financial liabilities | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	29	49
Bank loans and Commercial paper
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,372	1,486
Effect of discount/financing rates	(55)	(67)
Anticipated future cash flows, net	1,317	1,419
Bank loans and Commercial paper | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	700	674
Bank loans and Commercial paper | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	33	174
Bank loans and Commercial paper | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	411	440
Bank loans and Commercial paper | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2	173
Bank loans and Commercial paper | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	205	2
Bank loans and Commercial paper | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	21	23
Bonds
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	69,058	66,895
Effect of discount/financing rates	(21,027)	(20,010)
Anticipated future cash flows, net	48,031	46,885
Bonds | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,569	3,774
Bonds | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,190	3,329
Bonds | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,786	5,964
Bonds | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,746	2,784
Bonds | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,253	5,506
Bonds | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	43,514	45,538
Lease liabilities.
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	14,286	14,691
Effect of discount/financing rates	(1,747)	(1,659)
Anticipated future cash flows, net	12,539	13,032
Lease liabilities. | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,130	3,419
Lease liabilities. | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,189	2,142
Lease liabilities. | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,759	1,661
Lease liabilities. | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,579	1,457
Lease liabilities. | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,387	1,316
Lease liabilities. | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,242	4,696
Other borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,460	6,841
Effect of discount/financing rates	(255)	(417)
Anticipated future cash flows, net	8,205	6,424
Other borrowings | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,823	2,516
Other borrowings | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	417	2,575
Other borrowings | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	207	399
Other borrowings | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	199	166
Other borrowings | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	678	199
Other borrowings | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	136	986
Total borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	93,176	89,913
Effect of discount/financing rates	(23,084)	(22,153)
Anticipated future cash flows, net	70,092	67,760
Total borrowings | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	14,222	10,383
Total borrowings | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,829	8,220
Total borrowings | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,163	8,464
Total borrowings | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,526	4,580
Total borrowings | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,523	7,023
Total borrowings | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 47,913	€ 51,243